Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to regulated investment companies (“RICs”), in certain foreign jurisdictions. Jackson National Asset Management (“JNAM”) has agreed to reimburse these Funds for an amount equal to the additional tax withheld. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.

For the year ended December 31, 2019, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds’ partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM($)	Reclaimed Amounts Refunded to JNAM($)	Reclaimed Amounts Payable to JNAM($)	Net Withholdings Tax Reimbursed from JNAM($)
JNL Multi-Manager Alternative Fund	164	—	—	164
JNL Multi-Manager Mid Cap Fund	41	—	3	38
JNL/AQR Large Cap Relaxed Constraint Equity Fund	19	—	—	19
JNL/BlackRock Global Allocation Fund	465	74	389	2
JNL/BlackRock Global Natural Resources Fund	143	59	84	—
JNL/Boston Partners Global Long Short Equity Fund	212	32	65	115
JNL/ClearBridge Large Cap Growth Fund	57	—	—	57
JNL/DFA U.S. Core Equity Fund	49	—	—	49
JNL/Franklin Templeton Growth Allocation Fund	31	—	13	18
JNL/FPA + DoubleLine Flexible Allocation Fund	4	—	—	4
JNL/Invesco Global Real Estate Fund	476	148	106	222
JNL/JPMorgan Global Allocation Fund	2	1	—	1
JNL/JPMorgan MidCap Growth Fund	103	10	—	93
JNL/MFS Mid Cap Value Fund	92	—	—	92
JNL/T. Rowe Price Established Growth Fund	224	—	—	224
JNL/T. Rowe Price Managed Volatility Balanced Fund	112	28	21	63
JNL/T. Rowe Price Mid-Cap Growth Fund	483	—	—	483
JNL/T. Rowe Price Value Fund	646	—	—	646
JNL/Westchester Capital Event Driven Fund	21	—	—	21
JNL/WMC Balanced Fund	153	—	—	153